Organization and Principal Activities (Details) - Schedule of financial statements amounts and balances of the VIE - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	¥ 11,172	¥ 11,732
Restricted cash
Inter-group balance due from VIEs and subsidiaries	80	77
Investments in subsidiaries	217,696	248,459
Other assets
Total assets	228,948	260,268
Inter-group balance due to VIEs and subsidiaries
Inter-group balance due to parent
Other liabilities		217
Total liabilities		217
Total equity	228,948	260,051
VIEs [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	42,943	123,276
Restricted cash	16,434	118,796
Inter-group balance due from VIEs and subsidiaries	37,950	20,000
Investments in subsidiaries
Other assets	122,218	91,869
Total assets	219,545	353,941
Inter-group balance due to VIEs and subsidiaries	47,100	46,008
Inter-group balance due to parent
Other liabilities	75,988	181,959
Total liabilities	123,088	227,967
Total equity	96,457	125,974
WFOEs [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	20,473	58,647
Restricted cash
Inter-group balance due from VIEs and subsidiaries	47,121	46,029
Investments in subsidiaries
Other assets	109,957	59,012
Total assets	177,551	163,688
Inter-group balance due to VIEs and subsidiaries	37,950	20,000
Inter-group balance due to parent
Other liabilities	19,366	21,709
Total liabilities	57,316	41,709
Total equity	120,235	121,979
Other subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	645	604
Restricted cash
Inter-group balance due from VIEs and subsidiaries
Investments in subsidiaries
Other assets	460
Total assets	1,105	604
Inter-group balance due to VIEs and subsidiaries	21	21
Inter-group balance due to parent	80	77
Other liabilities
Total liabilities	101	98
Total equity	1,004	506
Eliminating adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents
Restricted cash
Inter-group balance due from VIEs and subsidiaries	(85,151)	(66,106)
Investments in subsidiaries	(217,696)	(248,459)
Other assets
Total assets	(302,847)	(314,565)
Inter-group balance due to VIEs and subsidiaries	(85,071)	(66,029)
Inter-group balance due to parent	(80)	(77)
Other liabilities
Total liabilities	(85,151)	(66,106)
Total equity	(217,696)	(248,459)
Consolidated totals [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	75,233	194,259
Restricted cash	16,434	118,796
Inter-group balance due from VIEs and subsidiaries
Investments in subsidiaries
Other assets	232,635	150,881
Total assets	324,302	463,936
Inter-group balance due to VIEs and subsidiaries
Inter-group balance due to parent
Other liabilities	95,354	203,885
Total liabilities	95,354	203,885
Total equity	¥ 228,948	¥ 260,051